UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number: ______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alesco Advisors LLC
Address: 1080 Pittsford-Victor Road
         Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey D. Bradley
Title: Chief Compliance Officer
Phone: (585) 586-0970

Signature, Place, and Date of Signing:


  /s/ Jeffrey Bradley           Pittsford, New York              05/05/2006
-----------------------     -------------------------      ---------------------
      (Signature)                  (City, State)                   (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   52
Form 13F Information Table Value Total:   $246,568
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                  TITLE OF                             SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                  CLASS          CUSIP      VALUE    PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE    SHARED   NONE
-----------------------           --------       ---------  --------   -------  --- ----  ------- ---------- -----   ------   ----
AMGEN INC.                            COM        031162100    $226       3,108             OTHER             3,108              0
ANAREN INC.                           COM        032744104    $892      45,795             OTHER             9,095            36,700
ANHEUSER BUSCH COS. INC.              COM        035229103   $1,477     34,540             OTHER            34,540              0
ASSURANT INC.                         COM        04621X108    $221       4,490             OTHER             4,490              0
BANK OF AMERICA CORPORATION           COM        060505104   $7,717     169,458            OTHER             2,868           166,590
BOEING CORP.                          COM        097023105    $281       3,610             OTHER             3,610              0
BROWN & BROWN INC.                    COM        115236101    $462      14,680             OTHER               0              14,680
BURLINGTON RESOURCES INC.             COM        122014103    $417       4,537             OTHER             4,537              0
BURLINGTON NORTHN SANTA FE C          COM        12189T104    $263       3,160             OTHER             3,160              0
CANADIAN NATIONAL RAILWAY CO          COM        136375102    $263       5,800             OTHER             5,800              0
CITIGROUP INC.                        COM        172967101    $529      11,207             OTHER            11,207              0
CONOCOPHILLIPS                        COM        20825C104    $319       5,059             OTHER             5,059              0
CONSTELLATION BRANDS INC.             COM        21036P108    $324      12,926             OTHER            12,926              0
DIAMONDS TR                        UNIT SER 1    252787106    $267       2,400              SOLE             2,400              0
FEDERATED INVS INC PA                 CL B       314211103    $240       6,140             OTHER             6,140              0
FIRST NIAGARA FINANCIAL GRP.          COM        33582V108   $2,813     191,866            OTHER              30             191,836
GENERAL ELECTRIC                      COM        369604103    $348      10,013             OTHER            10,013              0
HARTFORD FINL SVCS GRP                COM        416515104    $224       2,784             OTHER             2,784              0
HOME PROPERTIES INC.                  COM        437306103    $594      11,615             OTHER            11,615              0
INTERNATIONAL BUSINESS MACHS          COM        459200101    $276       3,341             OTHER             3,341              0
ISHARES TR                       LEHMAN AGG BND  464287226  $11,899     120,091             SOLE            116,366           3,725
ISHARES TR                       MSCI EAFE IDX   464257465  $20,449     314,990             SOLE            302,190           12,800
ISHARES TR                        RUSSELL 1000   464287622    $290       4,100              SOLE             4,100              0
ISHARES TR                       S&P MIDCAP 400  464287507  $18,435     232,533             SOLE            214,333           18,200
ISHARES TR                       S&P MC 400 GRW  464287606   $9,000     111,797             SOLE            106,372           5,425
ISHARES TR                      S&P MC 400 VALU  464287705   $8,034     104,760             SOLE            98,785            5,975
ISHARES TR                       S&P 500 INDEX   464287200  $24,072     185,285             SOLE            182,135           3,150
ISHARES TR                        S&P 500 GRW    464287309   $7,168     117,708             SOLE            111,857           5,851
ISHARES TR                       S&P 500 VALUE   464287408   $7,558     109,915             SOLE            103,465           6,450
ISHARES TR                       S&P SMLCAP 600  464287804  $19,324     296,237             SOLE            272,611           23,626
ISHARES TR                      S&P SMLCAP GROW  464287887   $8,624     66,572              SOLE            63,197            3,375
ISHARES TR                      S&P SMLCAP VALU  464287879   $7,410     101,755             SOLE            94,855            6,900
ISHARES TR                       US TIPS BD FD   464287176   $5,949     59,110              SOLE            56,735            2,375
LOWES CORP                            COM        540424108    $227       2,240             OTHER             2,240              0
M&T BANK CORPORATION                  COM        55261F104    $355       3,110             OTHER             3,110              0
MERRILL LYNCH AND CO INC.             COM        590188108    $262       3,325             OTHER             3,325              0
NOVATEL WIRELESS INC.                 COM        66987M604    $271      32,400             OTHER               0              32,400
PAYCHEX INC.                          COM        704326107    $661      15,871             OTHER            15,871              0
PHOENIX FOOTWEAR GROUP INC.           COM        71903M100   $3,887     658,800            OTHER               0             658,800
PROCTOR & GAMBLE                      COM        742718109    $284       4,928             OTHER             4,928              0
RADIAN GROUP INC.                     COM        750236101    $227       3,764             OTHER             3,764              0
SPDR TR                            UNIT SER 1    78462F103  $57,517     443,016             SOLE            419,866           23,150
MIDCAP SPDR TR                     UNIT SER 1    595635103    $778       5,375              SOLE             5,375              0
SANOFI AVENTIS                   SPONSORED ADR   80105N105    $228       4,815             OTHER             4,815              0
SCHLUMBERGER LTD                      COM        806857108    $203       1,600             OTHER             1,600              0
STREETTRACKS SERIES TR          DJ WILSHIRE REIT 86330E604  $11,893     152,866             SOLE            147,816           5,050
UNITED TECHNOLOGIES CORP              COM        913017109    $203       3,500             OTHER             3,500              0
UNITED HEALTH GROUP                   COM        91324P102    $237       4,250             OTHER             4,250              0
VANGUARD INDEX FDS                REIT VIPERS    922908553   $2,016     29,675              SOLE            29,675              0
WELLPOINT INC.                        COM        94973V107    $238       3,080             OTHER             3,080              0
WELLS FARGO & CO. NEW                 COM        949746101    $307       4,806             OTHER             4,806              0
XEROX CORP.                           COM        984121103    $409      26,922             OTHER            26,922              0